Retirement Plans (Details) (USD $)	12 Months Ended
	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010	Jul. 31, 2012
Retirement Plans
Matching contributions and other expenses	$ 534,000	$ 333,000	$ 1,000
Plan assets	900,000	1,100,000		1,000,000
Deferred compensation liability	$ 900,000	$ 1,100,000		$ 1,000,000